Share-based compensation - Stock option activity (Details)										12 Months Ended
	Apr. 30, 2019 ¥ / shares shares	Oct. 31, 2018 ¥ / shares shares	May 09, 2018 $ / shares shares	May 09, 2018 ¥ / shares shares	Apr. 30, 2018 ¥ / shares shares	Oct. 11, 2017 ¥ / shares shares	May 03, 2016 ¥ / shares shares	Jun. 29, 2015 ¥ / shares shares	Jan. 25, 2015 ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Number of Options
Outstanding at beginning of the year (in shares) | shares										38,748,533
Granted (in shares) | shares	155,000	475,000	40,000,000	40,000,000	841,054	16,616,000	7,425,000	630,000	13,843,645
Exercised (in shares) | shares										123,602
Forfeited/Cancelled (in shares) | shares										2,846,600
Outstanding at end of the year (in shares) | shares										35,778,331	38,748,533
Vested and expected to vest, Number of Options (in shares) | shares										35,778,331
Exercisable, Number of Options (in shares) | shares										10,218,315
Exercise Price
Granted (in dollars per share) | $ / shares			$ 4.75
Exercised (in dollars per share)										¥ 0.27
Outstanding at end of the year (in dollars per share)	¥ 31.96	¥ 27.93		¥ 30.27	¥ 25.42			¥ 0.27	¥ 0.27
Remaining Contractual
Granted (in years)										0 years
Exercised (in years)										0 years
Forfeited/Cancelled (in years)										0 years
Intrinsic value of options
Outstanding at beginning of the year | ¥										¥ 20,378,161
Outstanding at end of the year | ¥										20,744,096	¥ 20,378,161
Vested and expected to vest, Intrinsic value of options | ¥										20,744,096
Exercisable, Intrinsic value of options | ¥										¥ 20,744,096
Minimum [Member]
Exercise Price
Outstanding at beginning of the year (in dollars per share)										¥ 0.27
Forfeited/Cancelled (in dollars per share)										10.71
Outstanding at end of the year (in dollars per share)						¥ 0.27	¥ 0.27			0.27	¥ 0.27
Vested and expected to vest, Exercise Price (in dollars per share)										0.27
Exercisable, Exercise Price (in dollars per share)										¥ 0.27
Remaining Contractual
Outstanding remaining contractual term(in years)										2 years 25 days	3 years 25 days
Vested and expected to vest, Remaining Contractual (in years)										2 years 25 days
Exercisable, Remaining Contractual (in years)										2 years 25 days
Maximum [Member]
Exercise Price
Outstanding at beginning of the year (in dollars per share)										¥ 31.96
Forfeited/Cancelled (in dollars per share)										30.27
Outstanding at end of the year (in dollars per share)						¥ 27.02	¥ 10.71			31.96	¥ 31.96
Vested and expected to vest, Exercise Price (in dollars per share)										31.96
Exercisable, Exercise Price (in dollars per share)										¥ 31.96
Remaining Contractual
Outstanding remaining contractual term(in years)										6 years 3 months 29 days	7 years 3 months 29 days
Vested and expected to vest, Remaining Contractual (in years)										6 years 3 months 29 days
Exercisable, Remaining Contractual (in years)										6 years 3 months 29 days